Other Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Prepayments	$ 4,425,001	$ 1,961,177
Tax advances	1,566,805	789,208
Advances to Personnel	378,052	443,081
Other miscellaneous assets	276,631	308,047
Advances to suppliers of goods	160,100	231,673
Foreclosed assets	15,918	19,501
Others	58,295	40,033
Allownace		(950)
TOTAL	$ 6,880,802	$ 3,791,770